ANNUAL REPORT AS OF
JUNE 30, 1998


SEI LIQUID
ASSET TRUST



================================================================================
Treasury Securities Portfolio
================================================================================
Government Securities Portfolio
================================================================================
Prime Obligation Portfolio
================================================================================


SEI INVESTMENTS
THE ART OF PEOPLE.
THE SCIENCE OF RESULTS.

TABLE OF CONTENTS
================================================================================


LETTER TO SHAREHOLDERS .................................................  1
STATEMENT OF NET ASSETS ................................................  2
STATEMENT OF OPERATIONS ................................................  6
STATEMENT OF CHANGES IN NET ASSETS .....................................  7
FINANCIAL HIGHLIGHTS ...................................................  8
NOTES TO FINANCIAL STATEMENTS ..........................................  9
REPORT OF INDEPENDENT ACCOUNTANTS ...................................... 11
NOTICE TO SHAREHOLDERS ................................................. 12

LETTER TO SHAREHOLDERS
================================================================================

TO OUR SHAREHOLDERS:

The Federal Reserve opened the Trust's fiscal year by maintaining interest rates, as expected. Economic growth was stronger than expected, however further gains were not perceived. This growth translated into a strengthening fiscal policy and plans to reduce the deficit, yet inflationary presssures remained subdued. Technical pressures, which included total money fund assets piercing the $1 trillion level, helped push yields on treasury bills lower by the end of the quarter. As expectations of further action by the Federal Reserve eased, the money market yield curve flattened to the targeted Fed Funds level of 5.50%.

While the U.S. economy ended 1997 on a positive note, with low inflation, continued strong fiscal policy and a strong dollar, it was the activity in Asia that dominated the markets. Two factors effected the money markets: the unknown degree the Asian financial crisis would flow into the domestic markets and the action of foreign central banks selling treasury bills in order to fund currency activity. Both actions served to increase short-term rates, permitting the Fed to refrain from tightening fiscal policy to slow growth, while the long end of the yield curve benefited from the flight to quality. Generally, the investment advisor, Wellington Management Company LLP, structured the SEI Liquid Asset Trust portfolios with an eye on the technical effects of an improving economy paying down debt as well as focusing on the flatness of the yield curve, which required discipline in selecting opportunities to extend.

As the uncertainty over the Asian crisis seemed to pass, the U.S. economy rebounded and interest rates fell to the lowest levels in twenty years. The yield on the one year Treasury bill fell to 5.10% in early January, before a reversal began. This increase was a function of diminished concerns over inflation, the reversal of the flight to quality as worldwide sentiment generally improved, and corporate issuers tapping the debt markets given the absolute low level of interest rates and the threat of inflationary pressures re-appearing. With the increase in longer maturity money market yields, some extension was undertaken.

It was not until well into the second quarter of 1998 that fallout from Asia began to slow the U.S. economy. Fears of inflation diminished once again as exports decreased, corporate earnings gave indications of slowing and consumer confidence fell, not to mention a weakening manufacturing sector and the lowest unemployment rate in twenty years. The Liquid Asset Trust portfolios have maintained maturities toward the longer end of their respective targets. Near term expectations are for unchanged monetary policy as participants continue to monitor the overall effect of the Asian impact.

As in the past, Wellington Management will continue to seek our prudent investment opportunities which provide our investors with the competitive yields they have come to expect. We look forward to serving your investment needs, and we appreciate your continued confidence in the SEI Liquid Asset Trust.

                                         Sincerely,

                                         /S/Signature

                                         Edward D. Loughlin
                                         President and Chief Executive Officer
                                         SEI Liquid Asset Trust

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1998


TREASURY SECURITIES PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 25.7%
   U.S. Treasury Notes
      6.000%, 09/30/98              $ 13,000      $ 13,007
      5.875%, 10/31/98                30,000        30,017
      5.125%, 12/31/98                14,000        13,960
      5.750%, 12/31/98                14,000        14,002
      5.875%, 03/31/99                11,000        11,031
      6.250%, 03/31/99                37,000        37,201
      6.375%, 04/30/99                26,000        26,171
      6.000%, 06/30/99                10,000        10,048
                                                  --------
Total U.S. Treasury Obligations
   (Cost $155,437)                                 155,437
                                                  --------
REPURCHASE AGREEMENTS -- 74.5%
   Lehman Brothers, Inc. (A)
     5.75%, dated 06/30/98, matures
     07/01/98, repurchase price
     $99,933,959 (collateralized by
     U.S. Treasury STRIPS, ranging
     in par value $3,910,000-
     $50,000,000, 02/15/14-11/15/18;
     with total market value
     $102,698,340)                    99,918        99,918
   Morgan Stanley (A)
     5.68%, dated 06/30/98, matures
     07/01/98, repurchase price
     $50,008,889 (collateralized by
     U.S. Treasury Notes ranging
     in par value $11,740,000-
     $38,425,000, 8/15/99-10/31/00,
\    5.750%-6.00%; with total market
     value $51,017,128)               50,000        50,000
   Salomon Brothers (A)
     5.90%, dated 06/30/98, matures
     07/01/98, repurchase price
     $35,005,736 (collateralized by
     U.S. Treasury Notes ranging
     in par value $5,137,000-
     $7,690,000, 08/31/99-02/15/03,
     5.625%- 6.875%; with total
     market value $43,442,749)        35,000        35,000
   Swiss Bank (A)
     5.87%, dated 06/30/98, matures
     07/01/98, repurchase price
     $145,023,643 (collateralized
     by U.S. Treasury Bonds,
     ranging in par value
     $27,463,000-$35,000,000,
     11/15/15-08/15/23, 6.25%- 9.875%;
     with total market
     value $152,731,419)             145,000       145,000



--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Goldman Sachs Co. (A)
     5.80%, dated 06/30/98, matures
     07/01/98, repurchase price
     $120,019,333 (collateralized by
     U.S. Treasury Note, par value
     $120,148,000, 05/15/08, 5.625%;
     with total market value
     $122,400,805)                  $120,000      $120,000
                                                  --------
Total Repurchase Agreements
   (Cost $449,918)                                 449,918
                                                  --------
Total Investments -- 100.2%
   (Cost $605,355)                                 605,355
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)         (1,334)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 603,790,325 outstanding shares of
   beneficial interest                             603,790
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based
   on 237,466 outstanding shares of
   beneficial interest                                 237
Undistributed net investment income                    246
Accumulated net realized loss
   on investments                                     (252)
                                                  --------
Total Net Assets -- 100.0%                        $604,021
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $1.00
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                        $1.00
                                                  ========
(A) TRI-PARTY REPURCHASE AGREEMENT
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND
          PRINCIPAL OF SECURITIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================




GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 51.1%
   FHLMC
      5.450%, 07/20/98               $10,000      $  9,971
   FNMA
      5.370%, 08/12/98                 2,400         2,399
      5.548%, 08/18/98                 4,000         3,972
   FNMA (A)
      5.311%, 07/07/98                22,000        22,000
   SLMA (A)
      5.321%, 07/07/98                15,400        15,400
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $53,742)                                   53,742
                                                  --------
U.S. TREASURY OBLIGATIONS -- 23.4%
   United States Treasury Bill
      5.000%, 10/01/98                25,000        24,684
                                                  --------
Total U.S. Treasury Obligations
   (Cost $24,684)                                   24,684
                                                  --------
REPURCHASE AGREEMENTS -- 49.2%
   Goldman Sachs (B)
     5.90%, dated 06/30/98, matures
     07/01/98, repurchase price
     $20,003,278 (collateralized by
     FHLMC, par value $26,447,671,
     08/01/26, 7.500%; with total
     market value $20,400,000)        20,000        20,000
   Lehman Brothers (B)
     5.80%, dated 06/30/98, matures
     07/01/98, repurchase price
     $4,600,741 (collateralized by
     U.S. Treasury Note, par value
     $4,550,000, 08/15/00, 6.000%;
     with total market value
     $4,693,033)                       4,600         4,600
   Lehman Brothers (B)
     5.75%, dated 06/30/98, matures
     07/01/98, repurchase price
     $12,140,939 (collateralized by
     U.S. Treasury STRIPS, par value
     $30,531,000, 02/15/14;
     with total market value
     $12,494,201)                     12,139        12,139




--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                       AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Morgan Stanley (B)
     6.00%, dated 06/30/98, matures
     07/01/98, repurchase price
     $15,002,500 (collateralized by
     FNMA obligations ranging in
     par value $265,954-$10,000,000,
     6.000%-6.500%, 10/01/00-03/01/18;
     with total market
     value $15,431,788)              $15,000      $ 15,000
                                                  --------
Total Repurchase Agreements
   (Cost $51,739)                                   51,739
                                                  --------
Total Investments -- 123.7%
   (Cost $130,165)                                 130,165
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (23.7%)       (24,964)
                                                  --------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 105,220,502 outstanding
   shares of beneficial interest                   105,221
Overdistributed net investment income                   (5)
Accumulated net realized loss
   on investments                                      (15)
                                                  --------
Total Net Assets -- 100.0%                        $105,201
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $1.00
                                                  ========
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1998. THE MATURITY DATE SHOWN IS THE RESET DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1998

PRIME OBLIGATION PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 68.3%
BANKS -- 4.1%
   Bank of New York
      5.560%, 07/10/98               $15,000      $ 14,979
      5.550%, 09/21/98                 5,000         4,937
   Government Development Bank
     of Puerto Rico
      5.540%, 08/11/98                14,320        14,230
   NationsBank of North America
      5.440%, 07/07/98                 5,000         4,996
                                                  --------
                                                    39,142
                                                  --------
COMMUNICATIONS & ELECTRONICS -- 1.4%
   Hubbell Incorporated
      6.250%, 07/01/98                 8,000         8,000
   Tribune Company
      5.600%, 09/10/98                 4,800         4,747
                                                  --------
                                                    12,747
                                                  --------
FINANCIAL SERVICES -- 60.1%
   Aesop Funding Corporation
      5.550%, 07/23/98                 7,100         7,076
      5.540%, 07/24/98                20,000        19,929
   Aon Corporation
      5.560%, 08/03/98                10,000         9,949
      5.580%, 08/04/98                 5,000         4,974
      5.570%, 08/17/98                14,284        14,180
   Avon Capital
      5.650%, 07/06/98                13,050        13,040
      5.680%, 07/08/98                15,000        14,983
   Bear Stearns Company
      5.530%, 07/22/98                30,000        29,903
   Centric Capital Corporation
      5.510%, 07/06/98                 5,000         4,996
      5.580%, 08/03/98                15,000        14,923
      5.570%, 08/17/98                 9,935         9,863
   Ciesco LP
      5.570%, 07/14/98                10,000         9,980
   Cigna Corporation
      5.580%, 07/31/98                15,000        14,930
   Commoloco
      5.520%, 10/30/98                10,000         9,815
   Corporate Asset Funding
      5.560%, 07/16/98                10,000         9,977
      5.580%, 08/26/98                20,000        19,826
   Corporate Receivable
     Corporation
      5.570%, 07/16/98                10,700        10,675
      5.580%, 07/28/98                15,000        14,937
   Delaware Funding Corporation
      5.570%, 07/15/98                17,800        17,761


--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Enterprise Funding Corporation
      5.500%, 07/13/98              $  7,673    $    7,659
      5.550%, 07/15/98                 5,290         5,279
      5.560%, 07/15/98                 5,000         4,989
      5.580%, 08/28/98                10,700        10,604
      5.550%, 08/31/98                 2,024         2,005
   Falcon Asset Securitization
      5.600%, 07/07/98                22,525        22,504
      5.550%, 09/21/98                 7,180         7,089
   Fleet Funding
      5.560%, 07/10/98                11,379        11,363
   General Electric Capital
     Corporation
      5.530%, 07/15/98                10,000         9,979
   Island Finance of Puerto Rico
      5.490%, 07/22/98                 5,700         5,682
      5.570%, 08/04/98                 4,500         4,476
      5.520%, 08/10/98                20,000        19,877
   Kitty Hawk Funding
     5.560%, 07/17/98                  5,004         4,992
      5.560%, 07/30/98                 7,000         6,969
      5.530%, 08/04/98                 5,000         4,974
      5.540%, 08/07/98                 4,200         4,176
      5.540%, 01/15/99                 7,866         7,626
   Merrill Lynch
      5.540%, 07/31/98                22,000        21,898
   Morgan Stanley Dean Witter
     & Company
      5.540%, 07/15/98                10,000         9,979
   Park Avenue Receivable
      5.530%, 07/08/98                 6,010         6,004
      5.550%, 07/10/98                 4,133         4,127
      5.530%, 07/13/98                 8,000         7,985
      5.550%, 07/17/98                10,000         9,975
   Peacock Funding
      5.750%, 07/10/98                 1,296         1,294
      5.500%, 07/15/98                10,117        10,095
      5.600%, 08/10/98                 1,198         1,191
      5.520%, 11/09/98                10,000         9,799
   Prefco
      5.570%, 08/13/98                20,000        19,867
      5.590%, 08/20/98                 2,845         2,823
      5.570%, 08/24/98                 2,625         2,603
      5.560%, 10/05/98                 7,500         7,389
   Private Export Funding
      5.380%, 08/03/98                 8,000         7,961
   Prudential Funding
      5.470%, 08/12/98                10,000         9,936
      5.390%, 08/19/98                15,000        14,890
   Ranger Funding
      5.540%, 07/20/98                15,000        14,956
      5.530%, 07/23/98                10,000         9,966
      5.550%, 07/23/98                 5,000         4,983
                                                  --------
                                                   569,681
                                                  --------

================================================================================




PRIME OBLIGATION PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.7%
   Archer-Daniels-Midland
      5.600%, 08/12/98               $10,000      $  9,935
   Coca-Cola Enterprises
      6.300%, 07/01/98                15,500        15,500
                                                  --------
                                                    25,435
                                                  --------
Total Commercial Paper
   (Cost $647,005)                                 647,005
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.8%
   FNMA (A)
      5.311%, 07/07/98                30,000        30,000
   SLMA (A)
      5.332%, 07/07/98                15,000        15,001
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $45,001)                                   45,001
                                                  --------
CERTIFICATES OF DEPOSIT -- 12.4%
   Bank of America
      5.630%, 02/26/99                15,000        14,996
   BankBoston
      5.690%, 07/06/98                15,000        15,000
   Bankers Trust Delaware
      6.010%, 12/10/98                10,000        10,009
   Bankers Trust New York
      5.680%, 03/09/99                20,000        19,990
   First National Bank of Chicago
      5.740%, 05/07/99                10,000         9,995
   Key Bank of North America
      5.900%, 09/17/98                10,000         9,998
   Regions Bank
      5.770%, 05/21/99                15,000        14,996
   Wilmington Trust
      5.610%, 07/09/98                 5,000         5,000
      5.610%, 07/10/98                10,000        10,000
      5.900%, 04/30/99                 7,000         7,000
                                                  --------
Total Certificates Of Deposit
   (Cost $116,984)                                 116,984
                                                  --------
FLOATING RATE INSTRUMENTS -- 12.5%
   Allstate (A)
      5.755%, 07/01/98                10,000        10,000
   Asset Backed Securities
     Investors Trust 97-E (A)
      5.656%, 07/15/98                13,700        13,700
   Comerica Bank (A)
      5.553%, 09/10/98                17,000        16,989
   People's Security (A)
      5.820%, 08/03/98                25,000        25,000

--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   PNC Bank N.A. (A)
      5.600%, 09/23/98               $20,000      $ 19,997
   Smm Trust 98-L (A)
      5.668%, 07/29/98                10,000        10,000
   Travelers Insurance (A)
     5.738%, 07/01/98                 19,000        19,000
      5.738%, 09/01/98                 4,000         4,000
                                                  --------
Total Floating Rate Instruments
   (Cost $118,686)                                 118,686
                                                  --------
CORPORATE BONDS -- 2.1%
   Associates Corporation of
     North America
      6.500%, 09/09/98                15,000        15,026
   General Motors Acceptance
     Corporation
      5.950%, 07/16/98                 5,000         5,001
                                                  --------
Total Corporate Bonds
   (Cost $20,027)                                   20,027
                                                  --------
Total Investments -- 100.1%
   (Cost $947,703)                                 947,703
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)           (549)
                                                  --------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 947,178,265 outstanding
   shares of beneficial interest                   947,178
Undistributed net investment income                     53
Accumulated net realized loss
   on investments                                      (77)
                                                  --------
Total Net Assets -- 100.0%                        $947,154
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $1.00
                                                  ========
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF
    NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1998. THE MATURITY DATE
    SHOWN IS THE RESET DATE.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS (000)
====================================================================================================================================
SEI LIQUID ASSET TRUST -- FOR THE YEAR ENDED JUNE 30, 1998



                                                                      ------------     ------------      ------------
                                                                        TREASURY        GOVERNMENT           PRIME
                                                                       SECURITIES       SECURITIES        OBLIGATION
                                                                        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                      ------------     ------------      ------------
Interest Income                                                         $38,123           $7,212            $53,297
                                                                        -------           ------            -------
EXPENSES:
   Management fee                                                         2,855              547              3,922
   Less: management fees waived                                            (271)             (51)              (338)
   Investment advisory fee                                                  243               47                334
   Shareholder servicing fee -- Class A                                   1,699              325              2,334
   Less: shareholder servicing fee waived -- Class A                     (1,699)            (325)            (2,334)
   Distribution fee -- Class D                                                1               --                 --
   Less: distribution fee waived -- Class D                                  --               --                 --
   Custodian/wire agent fees                                                 62               15                 82
   Professional fees                                                         31                9                 37
   Trustee fees                                                              12                1                 13
   Printing                                                                  16                1                  5
   Insurance                                                                  3                1                  2
   Other fees                                                                33                3                 38
                                                                        -------           ------            -------
   Total net expenses                                                     2,985              573              4,095
                                                                        -------           ------            -------
NET INVESTMENT INCOME                                                    35,138            6,639             49,202
                                                                        -------           ------            -------
   Net realized gain from security transactions                              17               20                 28
                                                                        -------           ------            -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              $35,155           $6,659            $49,230
                                                                        =======           ======            =======

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000)
====================================================================================================================================
SEI LIQUID ASSET TRUST -- FOR THE YEAR ENDED JUNE 30,


                                                    -------------------------  ----------------------  ------------------------
                                                            TREASURY                GOVERNMENT                  PRIME
                                                           SECURITIES               SECURITIES                OBLIGATION
                                                            PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                                    -------------------------  ----------------------  ------------------------
                                                         1998        1997        1998       1997           1998       1997
                                                    -------------------------  ----------------------  ------------------------
OPERATIONS:
     Net investment income                          $    35,138 $    36,212   $     6,639 $   8,541   $    49,202 $    41,823
     Net realized gain (loss) from security
       transactions                                          17        (121)           20        --            28         (40)
                                                    ----------- -----------   ----------- ---------   ----------- -----------
     Net increase in net assets resulting
       from operations                                   35,155      36,091         6,659     8,541        49,230      41,783
                                                    ----------- -----------   ----------- ---------   ----------- -----------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                            (35,126)    (36,201)       (6,640)   (8,541)      (49,204)    (41,821)
     Class D                                                (12)        (11)           --        --            --          --
                                                    ----------- -----------   ----------- ---------   ----------- -----------
   Total dividends distributed                          (35,138)    (36,212)       (6,640)   (8,541)      (49,204)    (41,821)
                                                    ----------- -----------   ----------- ---------   ----------- -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                      4,401,155   4,199,778     1,048,069   830,772     7,116,598   6,067,983
     Reinvestment of cash distributions                     858         663         1,352       818        14,097      10,339
     Cost of shares redeemed                         (4,504,478) (4,326,481)   (1,092,845) (852,117)   (7,006,837) (6,002,866)
                                                    ----------- -----------   ----------- ---------   ----------- -----------
     Increase (decrease) in net assets derived from
       Class A transactions                            (102,465)   (126,040)      (43,424)  (20,527)      123,858      75,456
                                                    ----------- -----------   ----------- ---------   ----------- -----------
   Class D:
     Proceeds from shares issued                             90         230            --        --            --          --
     Reinvestment of cash distributions                      11          10            --        --            --          --
     Cost of shares redeemed                                (80)       (243)           --        --            --          --
                                                    ----------- -----------   ----------- ---------   ----------- -----------
     Increase (decrease) in net assets derived
       from Class D transactions                             21          (3)           --        --            --          --
                                                    ----------- -----------   ----------- ---------   ----------- -----------
   Net increase (decrease) in net assets derived
       from capital share transactions                 (102,444)   (126,043)      (43,424)  (20,527)      123,858      75,456
                                                    ----------- -----------   ----------- ---------   ----------- -----------
       Net increase (decrease) in net assets           (102,427)   (126,164)      (43,405)  (20,527)      123,884      75,418
                                                    ----------- -----------   ----------- ---------   ----------- -----------
NET ASSETS:
   Beginning of Period                                  706,448     832,612       148,606   169,133       823,270     747,852
                                                    ----------- -----------   ----------- ---------   ----------- -----------
   End of Period                                    $   604,021 $   706,448   $   105,201 $ 148,606   $   947,154 $   823,270
                                                    =========== ===========   =========== =========   =========== ===========


     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
===========================================================================================================================
SEI LIQUID ASSET TRUST -- FOR THE YEARS ENDED JUNE 30,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      REALIZED
         NET ASSET                      AND         DISTRIBUTIONS    DISTRIBUTIONS
           VALUE         NET         UNREALIZED       FROM NET           FROM         NET ASSET               NET ASSETS
         BEGINNING   INVESTMENT       GAINS ON       INVESTMENT    REALIZED CAPITAL   VALUE END    TOTAL        END OF
         OF PERIOD     INCOME        SECURITIES        INCOME            GAINS        OF PERIOD    RETURN    PERIOD (000)
==========================================================================================================================
-------------------
TREASURY SECURITIES
-------------------
CLASS A
  1998     $1.00       $0.05            --            $(0.05)             --           $1.00         5.29%   $  603,783
  1997      1.00        0.05            --             (0.05)             --            1.00         5.10       706,232
  1996      1.00        0.05            --             (0.05)             --            1.00         5.37       832,393
  1995      1.00        0.05            --             (0.05)             --            1.00         5.05     1,254,888
  1994      1.00        0.03            --             (0.03)             --            1.00         3.00     1,501,510
CLASS D
  1998     $1.00       $0.05            --            $(0.05)             --           $1.00         4.92%   $      238
  1997      1.00        0.05            --             (0.05)             --            1.00         4.73           216
  1996      1.00        0.05            --             (0.05)             --            1.00         5.01           219
  1995      1.00        0.05            --             (0.05)             --            1.00         4.69         9,798
  1994(1)   1.00        0.01            --             (0.01)             --            1.00         0.50**          23
---------------------
GOVERNMENT SECURITIES
---------------------
CLASS A
  1998     $1.00       $0.05            --            $(0.05)             --           $1.00         5.21%   $  105,201
  1997      1.00        0.05            --             (0.05)             --            1.00         5.09       148,606
  1996      1.00        0.05            --             (0.05)             --            1.00         5.30       169,133
  1995      1.00        0.05            --             (0.05)             --            1.00         5.18       200,768
  1994      1.00        0.03            --             (0.03)             --            1.00         3.04       255,554
----------------
PRIME OBLIGATION
----------------
CLASS A
  1998     $1.00       $0.05            --            $(0.05)             --           $1.00         5.40%   $  947,154
  1997      1.00        0.05            --             (0.05)             --            1.00         5.20       823,270
  1996      1.00        0.05            --             (0.05)             --            1.00         5.39       747,852
  1995      1.00        0.05            --             (0.05)             --            1.00         5.20       940,863
  1994      1.00        0.03            --             (0.03)             --            1.00         3.08       918,509

                                                        RATIO OF
                                         RATIO OF    NET INVESTMENT
                           RATIO OF      EXPENSES        INCOME
            RATIO OF   NET INVESTMENT   TO AVERAGE     TO AVERAGE
            EXPENSES       INCOME       NET ASSETS     NET ASSETS
           TO AVERAGE    TO AVERAGE     (EXCLUDING     (EXCLUDING
           NET ASSETS    NET ASSETS      WAIVERS)        WAIVERS)
=====================================================================
-------------------
TREASURY SECURITIES
-------------------
CLASS A
  1998       0.44%         5.17%            0.73%          4.88%
  1997       0.44          4.98             0.74           4.68
  1996       0.44          5.27             0.52           5.19
  1995       0.44          4.93             0.54           4.83
  1994       0.44          2.91             0.51           2.84
CLASS D
  1998       0.79%         4.82%            0.88%          4.73%
  1997       0.79          4.64             0.89           4.54
  1996       0.79          4.92             0.87           4.84
  1995       0.79          5.15             0.89           5.05
  1994(1)    0.79*         3.23*            0.98*          3.04*
---------------------
GOVERNMENT SECURITIES
---------------------
CLASS A
  1998       0.44%         5.10%            0.73%          4.81%
  1997       0.44          4.98             0.71           4.71
  1996       0.44          5.19             0.54           5.09
  1995       0.44          5.04             0.53           4.95
  1994       0.44          2.96             0.51           2.89
----------------
PRIME OBLIGATION
----------------
CLASS A
  1998       0.44%         5.27%            0.73%          4.98%
  1997       0.44          5.08             0.74           4.78
  1996       0.44          5.27             0.53           5.18
  1995       0.44          5.21             0.53           5.12
  1994       0.44          3.03             0.51           2.96

(1) TREASURY SECURITIES CLASS D COMMENCED OPERATIONS ON MAY 4, 1994.
 *  ANNUALIZED
**  NOT ANNUALIZED.
     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1998



1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five portfolios: the Treasury Securities Portfolio, the Government Securities Portfolio, the Prime Obligation Portfolio, the Institutional Cash Portfolio and the Money Market Portfolio (the "Portfolios"). The Trust is registered to offer Class A shares of each of the portfolios and Class D shares of the Treasury Securities Portfolio. In the fiscal year ending June 30, 1998, no shares of the Institutional Cash Portfolio were sold. As of June 30, 1998 the Money Market Portfolio had not commenced operations. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
     SECURITY VALUATION--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses of the Trust which are not directly associated to a specific Portfolio are allocated on the basis of relative net asset value of the affected Portfolios.
     CLASSES--Class specific expenses, 12b-1 and transfer agent fees for Class D and shareholder servicing fees for Class A, are borne by that class. Income, expenses and realized gains/ losses are allocated to the respective classes on the basis of relative daily net assets.
     USE OF ESTIMATE IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS--Distributions from ordinary income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences can be either temporary or permanent in nature, and may necessitate reclassifications between undistributed net investment income, undistributed net realized capital gains and/or additional paid in capital.
     OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Portfolios are distributed to the shareholders of the affected Portfolios annually.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1998



3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Investments (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Portfolio. The Manager has agreed to bear certain expenses of the Trust so that the total expenses do not exceed .44% of average daily net assets annually.
     Wellington Management Company serves as
the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. The fees of the Investment Adviser are paid monthly.
     SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. For the period ending June 30, 1998, the Distributor is taking a fee under the Class D Plan of .20% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.

4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.
     CoreStates N.A., which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.

5. CAPITAL LOSS CARRYOVERS
At June 30, 1998, the Portfolios had capital loss carryovers, to the extent provided in regulations, for Federal income tax purposes as follows:

Treasury Securities
  Portfolio:              $148,751 expiring in 2005
                           104,723 expiring in 2006

Government Securities
  Portfolio:                $5,230 expiring in 2001
                             1,741 expiring in 2004
                             7,997 expiring in 2005
Prime Obligation
  Portfolio:               $59,535 expiring in 2000
                             5,140 expiring in 2003
                             9,189 expiring in 2005
                             3,005 expiring in 2006


The Government Securities Portfolio utilized $11,065 of capital loss carryovers in the fiscal year ended June 30, 1998.

6. LINE OF CREDIT
The Portfolios have a blank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 110% of such borrowings and may not exceed 10% of the Portfolio's total assets. No borrowings were outstanding at June 30, 1998.

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1998


To the Trustees and Shareholders
of SEI Liquid Asset Trust

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Securities Portfolio, Government Securities Portfolio and Prime Obligation Portfolio (constituting SEI Liquid Asset Trust, hereafter referred to as the "Trust") at June 30, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

Philadelphia, PA
July 21, 1998

NOTICE TO SHAREHOLDERS (UNAUDITED)
================================================================================


                 FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS,
                THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

Dear SEI Liquid Asset Trust Shareholders:

For the fiscal year ended June 30, 1998, each portfolio is designating long term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                                 (A)             (B)
                                              LONG TERM       ORDINARY           (C)                            (E)
                                            CAPITAL GAINS      INCOME           TOTAL            (D)            TAX
                                            DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    QUALIFYING       EXEMPT
PORTFOLIO                                    (TAX BASIS)     (TAX BASIS)     (TAX BASIS)    DIVIDENDS(1)     INTEREST
--------                                    -------------   -------------   -------------   ------------     --------
Treasury Securities Portfolio                    0%             100%            100%             0%             0%
Government Securities Portfolio                  0%             100%            100%             0%             0%
Prime Obligation Portfolio                       0%             100%            100%             0%             0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 *  Items (A) and (B) are based on a percentage of the portfolio's total distribution.
**  Items (D) and (E) are based on a percentage of ordinary income distributions of the portfolio.

              Please consult your tax adviser for proper treatment of this information.


======================
SEI LIQUID ASSET TRUST
======================
ANNUAL REPORT
======================
JUNE 30, 1998


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H.Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Mutual Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP


THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

SEI
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-097-05